EMERGING MARKETS GROWTH FUND, INC.

       11100 Santa Monica Boulevard, Los Angeles, California 90025-3384
                 Telephone (310) 996-6000  Fax (310) 996-6200




VINCENT P. CORTI
Secretary


September 3, 2004



VIA EDGAR

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Emerging Markets Growth Fund, Inc. (the "Registrant") Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

         Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on August 27, 2004 of the Registrant's Post-Effective Amendment No. 8 under the Act and Amendment No. 38 under the Investment Company Act of 1940. Feel free to contact the undersigned at (213) 486-9422 in the event that you have any questions.


Sincerely,

/s/ Vincent P. Corti
--------------------------------------------
Vincent P. Corti
Secretary


Attachment

cc:      Linda Stirling